Accounting policies - Held for sale (Details) - ZAR (R) R in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting policies
Environmental rehabilitation obligation	R 11,805	R 11,355	R 8,435	R 8,146
Property, plant and equipment	R 66,906	R 61,338	R 76,909
Neo Energy Metals Plc
Accounting policies
Proportion of ownership interest in associate	40.00%
Assets and liabilities classified as held for sale
Accounting policies
Consideration to be received	R 500
Cash portion of consideration to be received	250
Environmental rehabilitation obligation	451
Property, plant and equipment	30
Other assets	40
Assets and liabilities classified as held for sale | Neo Energy Metals Plc
Accounting policies
Value of equity consideration	R 250